Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5795 – PremierSolutions Standard (Series A)

Supplement dated June 4, 2026 to Prospectus dated May 1, 2026

Effective immediately, T. Rowe Price Retirement 2070 Fund – R Class is added to the above-referenced product Prospectus.

Accordingly, information for the T. Rowe Price Retirement 2070 Fund – R Class is added to the "Appendix A - General Account Options and Underlying Funds" section of the Prospectus (all other information in the "Appendix A - General Account Options and Underlying Funds" section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Target-Date 2070+	T. Rowe Price Retirement 2070 Fund – R Class (Fund commenced operations in 2025; there is no performance information available yet for Average Annual Total Returns)	1.14%	N/A	N/A	N/A
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A

Please read this Supplement carefully and retain it for future reference.

2026-PROSUPP-1